Investment securities	12 Months Ended
Sep. 30, 2024
Investment securities
Investment securities

Note 17. Investment securities

Accounting policy

Investment securities include debt securities and equity securities. It includes debt and equity securities that are measured at FVOCI and debt securities measured at amortised cost. These instruments are classified based on the criteria disclosed under the heading “Financial assets and financial liabilities” prior to Note 9.

Debt securities measured at FVOCI

Includes debt instruments that have contractual cash flows which represent SPPI on the principal balance outstanding and they are held within a business model whose objective is achieved both through collecting these cash flows or selling the financial asset.

These securities are measured at fair value with unrealised gains and losses recognised in OCI except for interest income, impairment charges, FX gains and losses and fair value hedge adjustments which are recognised in the income statement.

Impairment is measured using the same ECL model applied to financial assets measured at amortised cost. Impairment is recognised in the income statement with a corresponding amount in OCI with no reduction of the carrying value of the debt security which remains at fair value. Refer to Note 6 and Note 10 for further details.

The cumulative gain or loss recognised in OCI is subsequently recognised in the income statement when the instrument is disposed.

Debt securities measured at amortised cost

Include debt instruments that have contractual cash flows which represent SPPI on the principal balance outstanding and are held within a business model whose objective is achieved through holding the financial asset to collect these cash flows.

These securities are initially recognised at fair value plus directly attributable transaction costs. They are subsequently measured at amortised cost using the effective interest method and are presented net of any provision for ECL, determined using the ECL model.

Equity securities

Equity securities are measured at FVOCI where they are not held for trading, Westpac does not have control or significant influence over the investee and where an irrevocable election is made to measure them at FVOCI.

These securities are measured at fair value with unrealised gains and losses recognised in OCI except for dividend income which is recognised in the income statement. The cumulative gain or loss recognised in OCI is not subsequently recognised in the income statement when the instrument is disposed.

	Consolidated		Parent Entity
$m	2024	2023	2024	2023
Investment securities
Investments securities measured at FVOCI
Government and semi-government debt securities	83,403	56,370	78,798	52,562
Other debt securities	18,866	17,082	16,548	14,695
Equity securities	450	442	208	202
Total investment securities measured at FVOCI[a]	102,719	73,894	95,554	67,459
Investment securities measured at amortised cost
Government and semi-government debt securities	1,172	1,438	71	51
Total investment securities measured at amortised cost	1,172	1,438	71	51
Provision for ECL on debt securities at amortised cost	(6)	(6)	(2)	(2)
Total net investment securities measured at amortised cost	1,166	1,432	69	49
Total investment securities	103,885	75,326	95,623	67,508

a.	Impairment is recognised in the income statement with a corresponding amount in OCI (refer to Note 26). There is no reduction of the carrying value of the debt securities which remains at fair value.

Note 17. Investment securities (Continued)

The following table shows the maturities and the weighted average yield of Westpac’s outstanding investment securities as at 30 September 2024. There are no tax-exempt securities.

			Over 1		Over 5				No
	Up to 1		year to 5		years to		Over 10		specific			Weighted
	year		years		10 years		years		maturity		Total	average
2024	$m	%	$m	%	$m	%	$m	%	$m	%	$m	%
Carrying Amount
Government and semi-government securities	17,166	3.7	33,349	2.8	19,702	3.7	14,352	5.0	-	-	84,569	3.6
Other debt securities	3,471	5.4	15,088	5.2	307	4.7	-	-	-	-	18,866	5.2
Equity securities	-	-	-	-	-	-	-	-	450	-	450	-
Total by maturity	20,637		48,437		20,009		14,352		450		103,885

The maturity profile is determined based upon contractual terms for investment securities.